Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10 - 20

Computation of Basic and Diluted Income Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2012	2013	2014
Net income attributable to ordinary shares
(US$ thousands)	9,871	17,077	14,605

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,933,576	7,103,021	7,184,114

Add assumed exercise of outstanding dilutive potential
ordinary shares	34,729	143,011	134,792

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,968,305	7,246,032	7,318,906

Basic income per ordinary shares (US$)	1.424	2.404	2.033

Diluted income per ordinary shares (US$)	1.417	2.357	1.996

The weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	135,000	-	37,304